Goodwill and Identifiable Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Identifiable Intangible Assets
Goodwill and Identifiable Intangible Assets

7.    Goodwill and Identifiable Intangible Assets

In the fourth quarter of the fiscal year ended March 31, 2009, KONAMI determined that the fair value of indefinite lived intangible assets related to trademarks recognized in the Health & Fitness reporting unit was lower than their carrying value as a result of review based on the independent valuations. Consequently, non-cash impairment charge of ¥1,857 million was recorded in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2009. This impairment charge was attributed to determination that the reporting unit would fail to meet previous growth expectations of future results. As for the carrying value of goodwill, there was no impairment during the fiscal year ended March 31, 2009.

In the fourth quarter of the fiscal year ended March 31, 2010, KONAMI determined that the fair value of indefinite lived intangible assets related to credit card contracts in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥ 451 million was recorded in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2010. The impairment charge was attributed to determination that the assets would fail to generate substantially expected future cash flows resulting from reviewing certain business as part of the restructuring processes for the reporting unit. As for the carrying value of goodwill, there was no impairment during the fiscal year ended March 31, 2010.

In the fourth quarter of the fiscal year ended March 31, 2011, KONAMI determined that the fair value of indefinite lived intangible assets related to trademarks in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥1,900 million ($22,850 thousand) was recorded in earthquake and related impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2011. The impairment is attributable to the direct and indirect effects of the Great East Japan Earthquake, which took place in March 2011, on the business of the reporting unit as well as on Japanese economy as a whole. See Note 9.

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen
	Digital Entertainment	Gaming & Systems	Health & Fitness	Total
Balance at March 31, 2009	¥15,232	¥125	¥6,568	¥21,925
Foreign currency translation adjustment	(26)	—	—	(26)

Balance at March 31, 2010	¥15,206	¥125	¥6,568	¥21,899
New acquisition	30	—	—	30
Foreign currency translation adjustment	(49)	—	—	(49)

Balance at March 31, 2011	¥15,187	¥125	¥6,568	¥21,880

	Thousands of U.S. Dollars
	Digital Entertainment	Gaming & Systems	Health & Fitness	Total
Balance at March 31, 2010	$182,874	$1,503	$78,990	$263,367
New acquisition	361	—	—	361
Foreign currency translation adjustment	(589)	—	—	(589)

Balance at March 31, 2011	$182,646	$1,503	$78,990	$263,139

During the fiscal year ended March 31, 2011, the Company acquired all outstanding shares of DIGITAL GOLF Inc. and made it a consolidated subsidiary in the Digital Entertainment Segment.

Identifiable intangible assets at March 31, 2010 and 2011 primarily representing intangible assets acquired in connection with acquisitions of subsidiaries consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582	$19,026
Customer relationships	418	418	5,027
Patents	—	1,418	17,054
Trademarks	—	355	4,269
Less-Accumulated amortization	(614)	(811)	(9,753)

Net amortized identifiable intangible assets	1,386	2,962	35,623

Identifiable intangible assets with an indefinite life:
Trademarks	33,553	31,653	380,673
Gaming licenses	307	310	3,728
Memberships	—	6,640	79,856

Total unamortized identifiable intangible assets	33,860	38,603	464,257

Total identifiable intangible assets	¥35,246	¥41,565	$499,880

Intangible assets determined to have an indefinite useful life have been reassessed at least annually based on the factors including, but not limited to, the expected use of the asset by the Company, legal or contractual provisions that may affect the useful life or renewal or extension of the asset's contractual life without substantial cost, and the effects of demand, competition and other economic factors. Intangible assets related to customer relationships, patents and franchise and other contracts have been amortized over their estimated useful lives of 7 to 20 years.

The aggregate amortization expense for identifiable intangible assets for the years ended March 31, 2009, 2010 and 2011 was ¥361 million, ¥251 million and ¥197 million ($2,369 thousand), respectively.

The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2012	¥277
2013	277
2014	277
2015	264
2016	220